Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents

20.Cash and cash equivalents

	2023	2022
	$’000	$'000

Cash at bank	293,823	514,078
Cash and cash equivalents	293,823	514,078

The credit ratings of the Group’s principal banking partners at December 31, 2023 and 2022 based on publicly reported Fitch ratings as shown below. The Group regularly monitors its credit risk with banking partners and did not incur any losses during 2023 and 2022 as a result of bank failures.

	2023	2022
	$’000	$'000
Cash and cash equivalents
AAA (F1+)	16,030	20,916
AA	2	—
A+	15,686	22,790
A (F1)	67,505	244,483
A-	216	—
BBB+	15,889	506
BBB-	88	115
B+	7,611	—
B	169,517	217,335
B-	—	7,242
Not rated	1,279	691
	293,823	514,078